INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Operating loss deferred tax asset	$ 1,794,491	$ 1,794,481
Net operating loss carryforwards	528,460	1,065,218
Deferred tax asset valuation allowance	18,569,545	$ 17,312,519
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	46,675,025
State Of Florida Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	26,228,552
State Of California Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	14,974,447
Return of capital to noncontrolling member | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,366,348
Return of capital to noncontrolling member | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 3,886,621